Other assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Opening balance	$ 22,761	$ 17,719
Closing balance	25,261	22,761
Gross carrying amount [member]
Opening balance	30,349	23,346
Additions	8,529	7,003
Transfers	(4,695)
Closing balance	34,183	30,349
Accumulated depreciation and amortisation [member]
Opening balance	7,588	5,627
Additions	1,334	1,961
Transfers	0
Closing balance	8,922	7,588
Patents And Industrial Property [Member] | Gross carrying amount [member]
Opening balance	13,680	9,558
Additions	2,642	4,122
Transfers	(4,599)
Closing balance	11,723	13,680
Licences [member] | Gross carrying amount [member]
Opening balance	8,816	6,457
Additions	1,448	2,359
Transfers	(96)
Closing balance	10,168	8,816
Licences [member] | Accumulated depreciation and amortisation [member]
Opening balance	2,378	1,995
Additions	596	383
Transfers	0
Closing balance	2,974	2,378
Mining rights [member] | Gross carrying amount [member]
Opening balance	7,853	7,331
Additions	4,439	522
Transfers	0
Closing balance	12,292	7,853
Mining rights [member] | Accumulated depreciation and amortisation [member]
Opening balance	5,210	3,632
Additions	738	1,578
Transfers	0
Closing balance	$ 5,948	$ 5,210